CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 51	$ 0
Cost of revenues	2,274	0
Impairment of production line	489	0
Gross loss	2,712	0
Operating expenses:
Research and development	3,943	4,912
Sales, Marketing and pre-production costs	1,063	2,354
General and administrative	3,640	6,296
Total operating expenses	8,646	13,562
Operating loss	11,358	13,562
Financial expenses, net:
Revaluation of fair value of warrants	(2,194)	293
Other financial expenses, net	3,713	76
Total financial expenses, net	1,519	369
Net loss	12,877	13,931
Deemed dividend related to exchange agreement	279	0
Deemed dividend related to Series A Preferred Stock	2,899	0
Net loss attributable to holders of Common Stock	$ 16,055	$ 13,931
Net loss per share:
Basic and diluted loss per share (in dollars per share)	$ 1.85	$ 3.80
Weighted average number of Common Stock used in computing basic and diluted net loss per share (in shares)	8,678,953	3,662,615